Trade receivables (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Overdue trade receivables	kr 0
Trade Receivables Related To Milestone Payments	kr 0	kr 0